Document And Entity Information	Jul. 28, 2021
Statement of Financial Position [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2021
Entity Registrant Name	GARMIN LTD.
Entity Central Index Key	0001121788
Entity Emerging Growth Company	false
Entity File Number	0-31983
Entity Incorporation, State or Country Code	V8
Entity Tax Identification Number	98-0229227
Entity Address, Address Line One	Mühlentalstrasse 2
Entity Address, City or Town	Schaffhausen
Entity Address, Country	CH
Entity Address, Postal Zip Code	8200
City Area Code	+41 52
Local Phone Number	630 1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Registered Shares, CHF 0.10 Per Share Par Value
Trading Symbol	GRMN
Security Exchange Name	NASDAQ